CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 205	[1]	$ 515	[1],[2]	$ 215	$ 210	[2]	$ 231	$ 561
Restricted cash	9	[1]	9	[1],[2]		9	[2]
Accounts and notes receivable (net of allowance for doubtful accounts of $42 and $47, respectively), ($521 and $520 pledged as collateral, respectively)	1,691	[1]	1,542	[1],[2]		1,534	[2]
Accounts receivable from affiliates	332		325			299
Inventories	1,911	[1]	1,741	[1],[2]		1,819	[2]
Prepaid expenses	50		61			48
Deferred income taxes	53		53			51
Other current assets	202	[1]	200	[1],[2]		222	[2]
Total current assets	4,453		4,446			4,192
Property, plant and equipment, net	3,735	[1]	3,759	[1],[2]		3,656	[2]	3,510
Investment in unconsolidated affiliates	285		285			238
Intangible assets, net	83	[1]	88	[1],[2]		70	[2]
Goodwill	130		131			117
Deferred income taxes	240		243			229
Notes receivable from affiliates			1			2
Other noncurrent assets	467	[1]	458	[1],[2]		366	[2]
Total assets	9,393		9,411			8,870		8,330
Current liabilities:
Accounts payable	1,144	[1]	1,067	[1],[2]		1,101	[2]
Accounts payable to affiliates	51		53			62
Accrued liabilities	733	[1]	742	[1],[2]		723	[2]
Deferred income taxes	44		44			39
Note payable to affiliate	100		100			100
Current portion of debt	270	[1]	277	[1],[2]		288	[2]
Total current liabilities	2,342		2,283			2,313
Long-term debt	3,621	[1]	3,633	[1],[2]		3,414	[2]
Notes payable to affiliates	712		779			599
Deferred income taxes	282		303			170
Other noncurrent liabilities	914	[1]	938	[1],[2]		1,157	[2]
Total liabilities	7,871		7,936			7,653
Commitments and contingencies (Notes 13 and 14)
Huntsman International LLC members' equity:
Members' equity, 2,728 units issued and outstanding	3,146		3,138			3,109
Accumulated deficit	(1,167)		(1,194)			(1,224)
Accumulated other comprehensive loss	(614)		(618)			(791)
Total Huntsman International LLC members' equity	1,365		1,326			1,094
Noncontrolling interests in subsidiaries	157		149			123
Total equity	1,522		1,475		1,147	1,217		1,091	1,088
Total liabilities and equity	$ 9,393		$ 9,411			$ 8,870

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."